Note 13 - Commitments and Contingencies (Tables)	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2023	2022	2022

Loan commitments	$378,309	$382,851	$312,125
Letters of credit	78,866	60,273	54,655

	$457,175	$443,124	$366,780